SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted average number of common shares used in computing basic net income per share	6,921,352	6,913,636	6,917,958	6,892,946	6,898,147	6,887,168	6,875,845
Effect of dilutive stock options	2,790	449	1,549	118	230	0	0
Weighted average number of common shares and dilutive potential common shares used in computing diluted net income per share	6,924,142	6,914,085	6,919,507	6,893,064	6,898,377	6,887,168	6,875,845